Lease (Tables)	12 Months Ended
Dec. 31, 2022
Lease
Schedule of supplemental cash flow information related to operating leases

	For the Year Ended December 31,
	2021	2022
	RMB	RMB
Cash payments for operating leases	38,532	56,717
Right-of-use assets obtained in exchange for operating lease liabilities	157,946	24,818

Schedule of future lease payments under operating leases

Future lease payments under operating leases as of December 31, 2022 were as follows (in thousands):

RMB
2023	54,976
2024	43,184
2025	1,211
Total future lease payments	99,371
Less: imputed interest	(2,814)
Total lease liabilities	96,557